UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP CORE FUND

FORM N-Q

March 31, 2007

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 16.6%
Diversified Consumer Services — 1.9%
4,728	Regis Corp.	$190,869
17,343	Sotheby’s Holdings Inc., Class A Shares	771,417
4,210	Vertrue Inc. *	202,543

	Total Diversified Consumer Services	1,164,829

Hotels, Restaurants & Leisure — 2.4%
15,647	Bluegreen Corp. *	176,655
12,176	Dominos Pizza Inc.	395,355
8,619	Jack in the Box Inc. *	595,831
7,400	WMS Industries Inc. *	290,376

	Total Hotels, Restaurants & Leisure	1,458,217

Household Durables — 1.0%
5,700	CSS Industries Inc.	213,636
6,462	Tempur-Pedic International Inc.	167,948
9,213	Tupperware Brands Corp.	229,680

	Total Household Durables	611,264

Internet & Catalog Retail — 1.3%
8,478	FTD Group Inc. *	140,141
12,898	Priceline.com Inc. *	686,948

	Total Internet & Catalog Retail	827,089

Media — 0.5%
10,238	LodgeNet Entertainment Corp. *	314,511

Multiline Retail — 0.9%
18,650	Big Lots Inc. *	583,372

Specialty Retail — 4.8%
12,310	Aaron Rents Inc.	325,476
10,037	Aeropostale Inc. *	403,789
6,469	Asbury Automotive Group Inc.	182,749
30,547	Charming Shoppes Inc. *	395,584
7,566	Gymboree Corp. *	303,170
9,884	Men’s Wearhouse Inc.	465,042
15,735	Payless ShoeSource Inc. *	522,402
13,241	Rent-A-Center Inc. *	370,483
214	Select Comfort Corp. *	3,809

	Total Specialty Retail	2,972,504

Textiles, Apparel & Luxury Goods — 3.8%
5,094	Deckers Outdoor Corp. *	361,776
7,734	Perry Ellis International Inc. *	247,410
11,179	Phillips-Van Heusen Corp.	657,325
6,437	Skechers USA Inc., Class A Shares *	216,090
23,889	Stride Rite Corp.	367,652
9,824	True Religion Apparel Inc. *	159,542
8,724	Wolverine World Wide Inc.	249,245
8,360	Xerium Technologies Inc.	67,047

	Total Textiles, Apparel & Luxury Goods	2,326,087

	TOTAL CONSUMER DISCRETIONARY	10,257,873

CONSUMER STAPLES — 2.8%
Beverages — 0.2%
3,021	Boston Beer Co. Inc., Class A Shares *	100,750

Food & Staples Retailing — 1.0%
13,300	Ruddick Corp.	400,064
9,100	Spartan Stores Inc.	243,880

	Total Food & Staples Retailing	643,944

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Food Products — 0.4%
6,000	Sanderson Farms Inc.	$222,360

Personal Products — 0.6%
8,600	Inter Parfums Inc.	180,600
3,600	NBTY Inc. *	190,944

	Total Personal Products	371,544

Tobacco — 0.6%
6,000	Universal Corp.	368,100

	TOTAL CONSUMER STAPLES	1,706,698

ENERGY — 6.0%
Energy Equipment & Services — 3.2%
8,542	Allis-Chalmers Energy Inc. *	134,536
46,524	Grey Wolf Inc. *	311,711
81,045	Parker Drilling Co. *	761,013
20,562	Pioneer Drilling Co. *	260,932
5,371	SEACOR Holdings Inc. *	528,506

	Total Energy Equipment & Services	1,996,698

Oil, Gas & Consumable Fuels — 2.8%
7,322	Alon USA Energy Inc.	265,056
9,761	Delek US Holdings Inc.	186,728
13,882	Holly Corp.	823,203
7,234	Swift Energy Co. *	302,164
31,667	VAALCO Energy Inc. *	164,035

	Total Oil, Gas & Consumable Fuels	1,741,186

	TOTAL ENERGY	3,737,884

FINANCIALS — 14.4%
Commercial Banks — 3.7%
7,244	City Holding Co.	293,020
3,904	Credicorp Ltd.	190,242
6,317	Hancock Holding Co.	277,822
1,861	Intervest Bancshares Corp. *	53,411
13,295	Nara Bancorp Inc.	232,795
4,530	Preferred Bank	177,621
7,774	Southwest Bancorp of Oklahoma Inc.	199,714
17,323	Sterling Bancshares of Texas Inc.	193,671
10,822	Umpqua Holdings Corp.	289,705
2,717	West Coast Bancorp	86,863
17,683	Wilshire Bancorp Inc.	290,001

	Total Commercial Banks	2,284,865

Consumer Finance — 0.7%
6,493	Cash America International Inc.	266,213
3,691	World Acceptance Corp. *	147,455

	Total Consumer Finance	413,668

Insurance — 3.6%
10,128	Argonaut Group Inc. *	327,742
3,570	Aspen Insurance Holdings Ltd.	93,570
9,457	CNA Financial Corp. *	407,502
7,413	Delphi Financial Group, Class A Shares	298,225
352	Nationwide Financial Services Inc., Class A Shares	18,959
10,709	Odyssey Re Holdings Corp.	420,971
6,803	Philadelphia Consolidated Holding Corp. *	299,264
4,210	Reinsurance Group Of America	243,001
4,240	Seabright Insurance Holdings Inc. *	78,016
977	Transatlantic Holdings Inc.	63,622

	Total Insurance	2,250,872

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 4.6%
9,315	Ashford Hospitality Trust	$111,221
5,600	Cousins Properties Inc.	184,016
5,127	Crystal River Capital Inc.	137,609
20,989	Hersha Hospitality Trust	247,250
6,459	Jones Lang LaSalle Inc.	673,545
14,859	KKR Financial Corp.	407,582
14,212	National Retail Properties Inc.	343,788
10,561	Newcastle Investment Corp.	292,857
7,689	Ramco-Gershenson Properties Trust	274,574
12,005	Spirit Finance Corp.	178,875

	Total Real Estate Investment Trusts (REITs)	2,851,317

Thrifts & Mortgage Finance — 1.8%
13,019	Corus Bankshares Inc.	222,104
12,584	FirstFed Financial Corp. *	715,149
7,783	TierOne Corp.	210,452

	Total Thrifts & Mortgage Finance	1,147,705

	TOTAL FINANCIALS	8,948,427

HEALTH CARE — 12.8%
Biotechnology — 3.0%
10,069	BioMarin Pharmaceutical Inc. *	173,791
5,775	Cephalon Inc. *	411,238
1,251	Cubist Pharmaceuticals Inc. *	27,609
28,371	LifeCell Corp. *	708,424
14,027	Ligand Pharmaceuticals Inc., Class B Shares *	141,392
8,116	OSI Pharmaceuticals Inc. *	267,828
6,505	Regeneron Pharmaceuticals Inc. *	140,638

	Total Biotechnology	1,870,920

Health Care Equipment & Supplies — 3.5%
7,500	Arrow International Inc.	241,200
3,992	Bio-Rad Laboratories Inc., Class A *	278,801
6,467	Haemonetics Corp. *	302,332
6,500	Mentor Corp.	299,000
13,759	STERIS Corp.	365,439
19,044	Viasys Healthcare Inc. *	647,306

	Total Health Care Equipment & Supplies	2,134,078

Health Care Providers & Services — 2.6%
8,093	Amedisys Inc. *	262,456
11,715	AMERIGROUP Corp. *	356,136
14,510	Res-Care Inc. *	253,925
2,777	Sierra Health Services Inc. *	114,329
7,131	WellCare Health Plans Inc. *	607,918

	Total Health Care Providers & Services	1,594,764

Health Care Technology — 0.3%
12,500	Phase Forward Inc. *	164,125

Life Sciences Tools & Services — 0.2%
5,012	Illumina Inc. *	146,852

Pharmaceuticals — 3.2%
20,067	Alpharma Inc., Class A Shares	483,213
17,786	K-V Pharmaceutical Co., Class A Shares *	439,848
7,139	Perrigo Co.	126,075
26,046	Sciele Pharma Inc. *	616,769
8,817	Valeant Pharmaceuticals International	152,446

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Pharmaceuticals — 3.2% (continued)
12,386	ViroPharma Inc. *	$177,739

	Total Pharmaceuticals	1,996,090

	TOTAL HEALTH CARE	7,906,829

INDUSTRIALS — 16.0%
Aerospace & Defense — 0.3%
3,690	Ceradyne Inc. *	201,991

Airlines — 0.9%
7,218	Alaska Air Group Inc. *	275,006
2,685	Republic Airways Holdings Inc. *	61,648
7,504	SkyWest Inc.	201,332

	Total Airlines	537,986

Building Products — 0.6%
9,964	Insteel Industries Inc.	167,296
4,600	NCI Building Systems Inc. *	219,604

	Total Building Products	386,900

Commercial Services & Supplies — 6.7%
10,400	ABM Industries Inc.	274,456
12,448	Administaff Inc.	438,170
15,193	Cenveo Inc. *	369,190
5,402	Clean Harbors Inc. *	244,278
19,633	Comfort Systems USA Inc.	235,203
3,570	Consolidated Graphics Inc. *	264,359
5,900	Deluxe Corp.	197,827
7,413	Heidrick & Struggles International Inc. *	359,160
11,883	Herman Miller Inc.	397,962
5,368	ICT Group Inc. *	93,940
23,338	IKON Office Solutions Inc.	335,367
11,362	Kforce Inc. *	156,455
7,627	Korn/Ferry International *	174,963
13,087	Steelcase Inc., Class A Shares	260,300
14,250	Volt Information Sciences Inc. *	373,207

	Total Commercial Services & Supplies	4,174,837

Electrical Equipment — 2.5%
7,596	AO Smith Corp.	290,319
7,635	General Cable Corp. *	407,938
4,484	Genlyte Group Inc. *	316,346
10,894	Regal-Beloit Corp.	505,264

	Total Electrical Equipment	1,519,867

Machinery — 3.5%
15,800	Accuride Corp. *	230,680
11,135	EnPro Industries Inc. *	401,417
3,082	Freightcar America Inc.	148,460
7,005	Gardner Denver Inc. *	244,124
9,400	H&E Equipment Services Inc. *	202,100
8,660	Lincoln Electric Holdings Inc.	515,789
12,885	Wabtec Corp.	444,404

	Total Machinery	2,186,974

Marine — 0.6%
4,000	American Commercial Lines Inc. *	125,800
6,497	Horizon Lines Inc., Class A	213,231

	Total Marine	339,031

Trading Companies & Distributors — 0.9%
10,495	MSC Industrial Direct Co. Inc., Class A Shares	489,906

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Trading Companies & Distributors — 0.9% (continued)
4,851	Rush Enterprises Inc. *	$93,188

	Total Trading Companies & Distributors	583,094

	TOTAL INDUSTRIALS	9,930,680

INFORMATION TECHNOLOGY — 17.3%
Communications Equipment — 4.0%
83,359	3Com Corp. *	325,934
32,094	Andrew Corp. *	339,875
17,570	Avocent Corp. *	473,863
16,812	CommScope Inc. *	721,235
16,159	Ditech Networks Inc. *	131,211
14,700	Harmonic Inc. *	144,354
12,140	NETGEAR Inc. *	346,354

	Total Communications Equipment	2,482,826

Computers & Peripherals — 1.7%
6,286	Brocade Communications Systems Inc. *	59,843
7,847	Imation Corp.	316,862
7,444	Komag Inc. *	243,642
17,846	Xyratex Ltd. *	425,984

	Total Computers & Peripherals	1,046,331

Electronic Equipment & Instruments — 2.6%
5,337	Anixter International Inc. *	351,922
16,227	AVX Corp.	246,650
2,242	Global Imaging Systems Inc. *	43,719
9,824	Nam Tai Electronics Inc.	127,221
13,229	Plexus Corp. *	226,877
92,315	Sanmina-SCI Corp. *	334,180
2,990	SYNNEX Corp. *	63,508
21,568	TTM Technologies Inc. *	205,759

	Total Electronic Equipment & Instruments	1,599,836

Internet Software & Services — 0.5%
23,516	United Online Inc.	329,929

IT Services — 1.0%
20,928	MPS Group Inc. *	296,131
19,310	Perot Systems Corp., Class A Shares *	345,070

	Total IT Services	641,201

Semiconductors & Semiconductor Equipment — 4.8%
27,396	Amkor Technology Inc. *	341,902
2,807	ASM International NV *	62,203
89,295	Atmel Corp. *	449,154
11,294	MKS Instruments Inc. *	288,223
89,905	ON Semiconductor Corp. *	801,953
31,639	TriQuint Semiconductor Inc. *	158,195
10,400	Varian Semiconductor Equipment Associates Inc. *	555,152
17,351	Zoran Corp. *	295,314

	Total Semiconductors & Semiconductor Equipment	2,952,096

Software — 2.7%
16,077	Aspen Technology Inc. *	209,001
11,785	Hyperion Solutions Corp. *	610,817
2,257	Microstrategy Inc., Class A Shares *	285,262
981,378	Storagenetworks Inc. (a)(b)	1
17,511	Sybase Inc. *	442,678
14,048	TIBCO Software Inc. *	119,689

	Total Software	1,667,448

	TOTAL INFORMATION TECHNOLOGY	10,719,667

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

MATERIALS — 9.4%
Chemicals — 3.3%
22,203	H.B. Fuller Co.	$605,476
26,633	Hercules Inc. *	520,409
17,721	Koppers Holdings Inc.	454,721
16,170	Spartech Corp.	474,427

	Total Chemicals	2,055,033

Construction Materials — 0.9%
12,117	Eagle Materials Inc.	540,782

Containers & Packaging — 1.7%
6,162	Greif Inc., Class A Shares	684,660
12,200	Rock-Tenn Co., Class A Shares	405,040

	Total Containers & Packaging	1,089,700

Metals & Mining — 3.2%
19,183	Commercial Metals Co.	601,387
112,267	Northgate Minerals Corp. *	389,567
13,071	Reliance Steel & Aluminum Co.	632,636
8,361	Steel Dynamics Inc.	361,195

	Total Metals & Mining	1,984,785

Paper & Forest Products — 0.3%
14,800	Mercer International Inc. *	177,008

	TOTAL MATERIALS	5,847,308

TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 1.2%
19,100	Alaska Communications Systems Group Inc.	281,725
57,628	Cincinnati Bell Inc. *	270,852
8,300	RCN Corp. *	212,065

	TOTAL TELECOMMUNICATION SERVICES	764,642

UTILITIES — 2.1%
Electric Utilities — 0.5%
3,600	ALLETE Inc.	167,832
4,600	Portland General Electric Co.	134,320

	Total Electric Utilities	302,152

Gas Utilities — 0.9%
10,563	Energen Corp.	537,551

Multi-Utilities — 0.7%
10,067	Avista Corp.	243,923
6,650	PNM Resources Inc.	214,795

	Total Multi-Utilities	458,718

	TOTAL UTILITIES	1,298,421

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $51,131,966)	61,118,429

See Notes to Schedule of Investments.

Legg Mason Partners Small Cap Core Fund, Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2007

Face Amount	Security	Value

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$269,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity - $269,119; (Fully collateralized by various U.S. government agency obligations & Treasury Notes, 4.875% to 5.625% due 1/31/09 to 12/11/20; Market value — $274,380) (Cost — $269,000)	269,000

	TOTAL INVESTMENTS — 99.0% (Cost — $51,400,966#)	61,387,429

	Other Assets in Excess of Liabilities — 1.0%	613,600

	TOTAL NET ASSETS — 100.0%	$62,001,029

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(b)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Core Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Small Cap Core Fund and is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-ed management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,161,586
Gross unrealized depreciation	(2,175,123)

Net unrealized appreciation	$9,986,463

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 29, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Core Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Core Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer